Pioneer Global Sustainable Growth Fund
Schedule of Investments  |  December 31, 2022

A: SUGAX	C: SUGCX	Y: SUGYX

Schedule of Investments  |  12/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 101.3%
	Common Stocks — 96.7% of Net Assets
	Aerospace & Defense — 2.2%
1,803	Hensoldt AG	$ 42,665
	Total Aerospace & Defense	$42,665
	Banks — 1.0%
1,208	FinecoBank Banca Fineco S.p.A.	$ 20,132
	Total Banks	$20,132
	Beverages — 2.7%
289	PepsiCo., Inc.	$ 52,211
	Total Beverages	$52,211
	Capital Markets — 5.5%
262	Charles Schwab Corp.	$ 21,814
593	Euronext NV (144A)	43,956
392	Intercontinental Exchange, Inc.	40,215
	Total Capital Markets	$105,985
	Communications Equipment — 1.8%
132	Motorola Solutions, Inc.	$ 34,018
	Total Communications Equipment	$34,018
	Diversified Telecommunication Services — 1.9%
151,300	Telkom Indonesia Persero Tbk PT	$ 36,450
	Total Diversified Telecommunication Services	$36,450
	Electrical Equipment — 2.1%
126(a)	Generac Holdings, Inc.	$ 12,683
111	Rockwell Automation, Inc.	28,590
	Total Electrical Equipment	$41,273
	Electronic Equipment, Instruments & Components — 3.7%
384	Amphenol Corp., Class A	$ 29,238
231	CDW Corp.	41,252
	Total Electronic Equipment, Instruments & Components	$70,490
	Energy Equipment & Services — 2.2%
1,423	Baker Hughes Co.	$ 42,021
	Total Energy Equipment & Services	$42,021
	Entertainment — 2.0%
250	Electronic Arts, Inc.	$ 30,545
200	Nintendo Co., Ltd.	8,375
	Total Entertainment	$38,920
1Pioneer Global Sustainable Growth Fund |  | 12/31/22

Shares		Value
	Food & Staples Retailing — 2.0%
900	Seven & i Holdings Co., Ltd.	$ 38,501
	Total Food & Staples Retailing	$38,501
	Food Products — 2.0%
2,023	Associated British Foods Plc	$ 38,541
	Total Food Products	$38,541
	Health Care Equipment & Supplies — 3.3%
342(a)	Edwards Lifesciences Corp.	$ 25,517
400	Hoya Corp.	38,702
	Total Health Care Equipment & Supplies	$64,219
	Health Care Providers & Services — 3.7%
539	Cardinal Health, Inc.	$ 41,433
59	Elevance Health, Inc.	30,265
	Total Health Care Providers & Services	$71,698
	Hotels, Restaurants & Leisure — 2.2%
337	Hilton Worldwide Holdings, Inc.	$ 42,583
	Total Hotels, Restaurants & Leisure	$42,583
	Household Durables — 2.4%
600	Sony Group Corp.	$ 45,754
	Total Household Durables	$45,754
	Household Products — 2.3%
649	Reckitt Benckiser Group Plc	$ 45,150
	Total Household Products	$45,150
	Insurance — 4.3%
4,500	Ping An Insurance Group Co. of China, Ltd., Class H	$ 29,701
413	Progressive Corp.	53,570
	Total Insurance	$83,271
	Interactive Media & Services — 3.6%
551(a)	Alphabet, Inc., Class C	$ 48,890
500	Tencent Holdings, Ltd.	21,251
	Total Interactive Media & Services	$70,141
	Internet & Direct Marketing Retail — 3.4%
3,700(a)	Alibaba Group Holding, Ltd.	$ 40,852
292(a)	Amazon.com, Inc.	24,528
	Total Internet & Direct Marketing Retail	$65,380
	IT Services — 7.0%
249(a)	Amadeus IT Group S.A.	$ 12,841
262	Cognizant Technology Solutions Corp., Class A	14,984
Pioneer Global Sustainable Growth Fund |  | 12/31/222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Shares		Value
	IT Services — (continued)
272	International Business Machines Corp.	$ 38,322
114	Mastercard, Inc., Class A	39,641
2,404(a)	TDCX, Inc. (A.D.R.)	29,762
	Total IT Services	$135,550
	Life Sciences Tools & Services — 2.4%
85	Thermo Fisher Scientific, Inc.	$ 46,809
	Total Life Sciences Tools & Services	$46,809
	Pharmaceuticals — 7.2%
400	Eisai Co., Ltd.	$ 26,200
148	Eli Lilly & Co.	54,144
153	Johnson & Johnson	27,027
621	Pfizer, Inc.	31,820
	Total Pharmaceuticals	$139,191
	Professional Services — 2.7%
1,912	RELX Plc	$ 52,974
	Total Professional Services	$52,974
	Semiconductors & Semiconductor Equipment — 6.3%
275(a)	Advanced Micro Devices, Inc.	$ 17,812
45	ASML Holding NV	24,359
215	QUALCOMM, Inc.	23,637
517	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	38,511
400	Ulvac, Inc.	16,650
	Total Semiconductors & Semiconductor Equipment	$120,969
	Software — 7.4%
340	Microsoft Corp.	$ 81,539
528	Oracle Corp.	43,159
130(a)	Salesforce, Inc.	17,236
	Total Software	$141,934
	Specialty Retail — 1.6%
392	TJX Cos., Inc.	$ 31,203
	Total Specialty Retail	$31,203
	Technology Hardware, Storage & Peripherals — 5.3%
440	Apple, Inc.	$ 57,169
1,013	Samsung Electronics Co., Ltd.	44,672
	Total Technology Hardware, Storage & Peripherals	$101,841
3Pioneer Global Sustainable Growth Fund |  | 12/31/22

Shares		Value
	Textiles, Apparel & Luxury Goods — 2.5%
66	LVMH Moet Hennessy Louis Vuitton SE	$ 47,945
	Total Textiles, Apparel & Luxury Goods	$47,945
	Total Common Stocks (Cost $2,057,242)	$1,867,819

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 2.5% of Net Assets
50,000(b)	U.S. Treasury Bills, 6/1/23	$ 49,068
	Total U.S. Government and Agency Obligations (Cost $49,048)	$49,068

Shares
	SHORT TERM INVESTMENTS — 2.1% of Net Assets
	Open-End Fund — 2.1%
40,855(c)	Dreyfus Government Cash Management, Institutional Shares, 4.19%	$ 40,855
		$40,855
	TOTAL SHORT TERM INVESTMENTS (Cost $40,855)	$40,855
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.3% (Cost $2,147,145)	$1,957,742
	OTHER ASSETS AND LIABILITIES — (1.3)%	$(25,381)
	net assets — 100.0%	$1,932,361

(A.D.R.)	American Depositary Receipts.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2022, the value of these securities amounted to $43,956, or 2.3% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2022.
Pioneer Global Sustainable Growth Fund |  | 12/31/224

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$42,665	$—	$42,665
Banks	—	20,132	—	20,132
Capital Markets	62,029	43,956	—	105,985
Diversified Telecommunication Services	—	36,450	—	36,450
Entertainment	30,545	8,375	—	38,920
Food & Staples Retailing	—	38,501	—	38,501
Food Products	—	38,541	—	38,541
Health Care Equipment & Supplies	25,517	38,702	—	64,219
Household Durables	—	45,754	—	45,754
Household Products	—	45,150	—	45,150
Insurance	53,570	29,701	—	83,271
Interactive Media & Services	48,890	21,251	—	70,141
Internet & Direct Marketing Retail	24,528	40,852	—	65,380
IT Services	122,709	12,841	—	135,550
Pharmaceuticals	112,991	26,200	—	139,191
Professional Services	—	52,974	—	52,974
Semiconductors & Semiconductor Equipment	79,960	41,009	—	120,969
Technology Hardware, Storage & Peripherals	57,169	44,672	—	101,841
Textiles, Apparel & Luxury Goods	—	47,945	—	47,945
All Other Common Stocks	574,240	—	—	574,240
U.S. Government and Agency Obligations	—	49,068	—	49,068
Open-End Fund	40,855	—	—	40,855
Total Investments in Securities	$1,233,003	$724,739	$—	$1,957,742
During the period ended December 31, 2022, there were no transfers in or out of Level 3.
5Pioneer Global Sustainable Growth Fund |  | 12/31/22